Segment Information - Schedule of Major Merchandise Categories (Details) - Product Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)
Book products [Member]
Schedule of Major Merchandise Categories [Line Items]
Revenue	$ 34,020,084	$ 4,333,824	$ 43,707,926	$ 5,597,624
Risk percentage	41.40%	41.40%	53.30%	53.30%
Novelty and packaging products [Member]
Schedule of Major Merchandise Categories [Line Items]
Revenue	$ 48,101,149	$ 6,127,613	$ 38,226,333	$ 4,895,602
Risk percentage	58.60%	58.60%	46.70%	46.70%
Product [Member]
Schedule of Major Merchandise Categories [Line Items]
Revenue	$ 82,121,233	$ 10,461,437	$ 81,934,259	$ 10,493,226
Risk percentage	100.00%	100.00%	100.00%	100.00%